Liquidity Risk (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Liquidity Risk Exposure [Abstract]
Summary of Reconciliation of Wholesale Funding to Balance Sheet	This table reconciles our wholesale funding to our balance sheet at 31 December 2023 and 31 December 2022.

		Balance sheet line item
	Funding analysis	Deposits by banks(1)	Deposits by customers(2)	Repurchase agreements - non trading	Financial liabilities designated at fair value	Debt securities in issue	Subordinated liabilities	Other equity instruments(3)
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Deposits by banks	1.1	1.1	—	—	—	—	—	—
Certificates of deposit and commercial paper	4.3	—	—	—	—	4.3	—	—
Senior unsecured – public benchmark	12.7	—	1.6	—	—	11.1	—	—
– privately placed	0.8	—	0.1	—	0.6	0.1	—	—
Covered bonds	14.8	—	—	—	—	14.8	—	—
Securitisation and structured issuance	2.7	—	—	—	—	2.7	—	—
TFSME	17.0	17.0	—	—	—	—	—	—
Subordinated liabilities and equity	4.2	—	—	—	—	—	2.2	2.0
Total wholesale funding	57.6	18.1	1.7	—	0.6	33.0	2.2	2.0
Repos	8.4	—	—	8.4	—	—	—	—
Foreign exchange and hedge accounting	1.1	—	—	—	—	0.9	0.2	—
Other	2.5	2.2	—	—	0.3	—	—	—
Balance sheet total	69.6	20.3	1.7	8.4	0.9	33.9	2.4	2.0

2022
Deposits by banks	0.5	0.5	—	—	—	—	—	—
Certificates of deposit and commercial paper	4.7	—	—	—	—	4.7	—	—
Senior unsecured – public benchmark	14.3	—	4.6	—	—	9.7		—
–privately placed	0.6	—	0.1	—	0.4	0.1	—	—
Covered bonds	14.9	—	—	—	—	14.9	—	—
Securitisation and structured issuance	1.0	—	—	—	—	1.0	—	—
TFSME	25.0	25.0	—	—	—	—	—	—
Subordinated liabilities and equity	3.9	—	—	—	—	—	1.9	2.0
Total wholesale funding	64.9	25.5	4.7	—	0.4	30.4	1.9	2.0
Repos	8.0	—	—	8.0	—	—	—	—
Foreign exchange and hedge accounting	1.6	—	0.1	—	—	1.1	0.4	—
Other	3.4	3.0	—	—	0.4	—	—	—
Balance sheet total	77.9	28.5	4.8	8.0	0.8	31.5	2.3	2.0
(1)    Consists of Perpetual Capital Securities. See Note 33 to the Consolidated Financial Statements.
(2)    This is included in our balance sheet total of 190,850m(2022: £195,568m).
(3)    Other consists of items in the course of transmission and other deposits. See Note 24 to the Consolidated Financial Statements.

Summary of Sources of Wholesale Funding by Maturity

	≤ 1 month	>1 and ≤ 3 months	>3 and ≤ 6 months	>6 and ≤ 9 months	>9 and ≤ 12 months	Sub-total ≤ 1 year	>1 and ≤ 2 years	>2 and ≤ 5 years	>5 years	Total
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc(1)
Senior unsecured – public benchmark	—	1.6	—	—	—	1.6	2.4	6.8	0.4	11.2
–privately placed	—	—	—	—	—	—	—	0.1	—	0.1
Subordinated liabilities and equity (incl. AT1)	—	—	0.5	—	—	0.5	0.8	1.3	0.9	3.5
	—	1.6	0.5	—	—	2.1	3.2	8.2	1.3	14.8
Other Santander UK plc
Deposits by banks	0.3	0.8	—	—	—	1.1	—	—	—	1.1
Certificates of deposit and commercial paper	1.0	3.3	—	—	—	4.3	—	—	—	4.3
Senior unsecured – public benchmark	—	0.6	0.2	—	—	0.8	0.4	—	0.3	1.5
–privately placed	—	—	—	0.1	—	0.1	0.1	0.2	0.3	0.7
Covered bonds	0.1	1.0	0.9	0.4	1.0	3.4	1.1	9.2	1.1	14.8
Securitisation & structured issuance(2)	—	—	—	—	0.1	0.1	—	2.1	—	2.2
TFSME	—	—	—	—	—	—	17.0	—	—	17.0
Subordinated liabilities	—	—	—	—	—	—	—	—	0.7	0.7
	1.4	5.7	1.1	0.5	1.1	9.8	18.6	11.5	2.4	42.3
Other group entities
Securitisation & structured issuance(3)	—	—	—	—	—	—	0.5	—	—	0.5
31 December 2023	1.4	7.3	1.6	0.5	1.1	11.9	22.3	19.7	3.7	57.6
Of which:
–Secured	0.1	1.0	0.9	0.4	1.1	3.5	18.6	11.3	1.1	34.5
–Unsecured	1.3	6.3	0.7	0.1	—	8.4	3.7	8.4	2.6	23.1

2022
Total at 31 December 2022	2.6	5.2	0.5	1.5	1.2	11.0	6.6	42.2	5.1	64.9
Of which:
–Secured	0.1	1.0	0.2	0.9	—	2.2	3.5	34.0	1.2	40.9
–Unsecured	2.5	4.2	0.3	0.6	1.2	8.8	3.1	8.2	3.9	24.0
(1)96% of senior unsecured debt issued from Santander UK Group Holdings plc has been downstreamed to Santander UK plc as ‘secondary non-preferential debt’ in line with the guidelines from the Bank of
England for Internal MREL.
(2)Includes funding from mortgage-backed securitisation vehicles where Santander UK plc is the asset originator.
(3)Includes funding from asset-backed securitisation vehicles where entities other than Santander UK plc are the asset originator.

Summary of Wholesale Funding by Currency	This table shows our wholesale funding by major currency at 31 December 2023 and 31 December 2022.

	2023				2022
	Sterling	US Dollar	Euro	Other	Sterling	US Dollar	Euro	Other
	%	%	%	%	%	%	%	%
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	23	60	17	—	18	58	24	—
–privately placed	—	—	—	100	—	—	—	100
Subordinated liabilities and equity (incl. AT1)	87	13	—	—	75	25	—	—
	38	48	13	1	27	52	20	1
Other Santander UK plc
Deposits by banks	1	97	2	—	29	71	—	—
Certificates of deposit and commercial paper	29	70	—	1	56	42	2	—
Senior unsecured – public benchmark	21	56	23	—	18	62	20	—
–privately placed	98	—	2	—	95	—	5	—
Covered bonds	54	5	39	2	43	12	45	—
Securitisation & structured issuance	100	—	—	—	100	—	—	—
TFSME	100	—	—	—	100	—	—	—
Subordinated liabilities	76	24	—	—	48	52	—	—
	71	14	15	—	74	12	14	—
Other group entities
Securitisation & structured issuance	100	—	—	—	—	—	—	—

Total	63	23	14	—	63	21	16	—

Summary of External Term Issuance, Sterling Equivalent	In 2023, our external term issuance (sterling equivalent) was:

	Sterling	US Dollar	Euro	Other	2023	2022
	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	0.4	1.1	—	—	1.5	3.9
Subordinated debt and equity (inc. AT1)	1.1				1.1	0.8
	1.5	1.1	—	—	2.6	4.7
Other Santander UK plc
Securitisations and other secured funding	1.5	—	—	—	1.5	0.6
Covered bonds	1.5	—	—	0.3	1.8	4.0
Senior unsecured – public benchmark	—	—	—	—	—	—
Senior unsecured – privately placed	0.3	—	—	—	0.3	0.1
	3.3	—	—	0.3	3.6	4.7
Other group entities
Securitisations	0.5	—	—	—	0.5	—
Total gross issuances	5.3	1.1	—	0.3	6.7	9.4

Summary of Balance Sheet Encumbered and Unencumbered Assets Explanatory	On-balance sheet encumbered and unencumbered assets (audited)

	Encumbered with counterparties other than central banks				Assets positioned at central banks(3)
	Covered bonds	Securitis- ations	Other	Total
2023	£m	£m	£m	£m	£m
Cash and balances at central banks(1)(2)	—	—	1,480	1,480	831
Financial assets at FVTPL:
–Derivative financial instruments	—	—	—	—	—
–Other financial assets at FVTPL	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers	21,880	5,208	59	27,147	58,489
–Loans and advances to banks	—	—	254	254	—
–Repurchase agreements – non trading	—	—	—	—	—
–Other financial assets at amortised cost	—	—	14	14	—
Financial assets at FVOCI	—	—	5,183	5,183	—
Interests in other entities	—	—	—	—	—
Intangible assets	—	—	—	—	—
Property, plant and equipment	—	—	—	—	—
Current tax assets	—	—	—	—	—
Retirement benefit assets	—	—	—	—	—
Other assets	—	—	—	—	—
Total assets	21,880	5,208	6,990	34,078	59,320

2022
Cash and balances at central banks(1)(2)	—	—	1,330	1,330	893
Financial assets at FVTPL:
–Derivative financial instruments	—	—	—	—	—
–Other financial assets at FVTPL	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers	21,304	2,851	56	24,211	68,535
–Loans and advances to banks	—	—	163	163	—
–Repurchase agreements – non trading	—	—	—	—	—
–Other financial assets at amortised cost	—	—	48	48	—
Financial assets at FVOCI	—	—	4,365	4,365	—
Interests in other entities	—	—	—	—	—
Intangible assets	—	—	—	—	—
Property, plant and equipment	—	—	—	—	—
Current tax assets	—	—	—	—	—
Retirement benefit assets	—	—	—	—	—
Other assets	—	—	—	—	—
Total assets	21,304	2,851	5,962	30,117	69,428
(1)Encumbered cash and balances at central banks include minimum cash balances we have to hold at central banks for regulatory purposes.
(2)Readily realisable cash and balances at central banks are amounts held at central banks as part of our liquidity management activities.
(3)Comprises pre-positioned assets and encumbered assets.